Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [Abstract]
Schedule of Financial Assets at Fair value Through Profit or Loss
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Current assets
Unlisted equity investments	45	45
Prepaid shares repurchase instrument (Note 20)	70,119	—
	70,164	45
Non-current assets
Unlisted equity investments	31,926	3,160
Insurance and wealth management products	2,862	—
	34,788	3,160
	104,952	3,205

Schedule of Financial Assets at FVTPL
	Year ended December 31,
	2023	2024
	RMB’000	RMB’000
Opening balance	11,753	104,952
Arising from business combination	3,238	—
Additions	207,941	—
Fair value changes	(87,519)	(80,687)
Disposals	(30,461)	(23,690)
Exchange differences	—	2,630
Closing balance	104,952	3,205